Credit Impairment Charges and Provisions	12 Months Ended
Dec. 31, 2023
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Credit Impairment Charges and Provisions	8. CREDIT IMPAIRMENT CHARGES AND PROVISIONS
For the year ended 31 December

			Group
	2023	2022	2021
	£m	£m	£m
Credit impairment charges/(write-backs):
Loans and advances to customers	192	249	(186)
Recoveries of loans and advances, net of collection costs	10	36	(17)
Off-balance sheet credit exposures (See Note 29)	4	36	(30)
	206	321	(233)
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	335	424	388
Releases for residual value and voluntary termination	1	(3)	(9)
	336	421	379
	542	742	146
In 2023, 2022 and 2021 there were no material credit impairment charges on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.